Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	11.95%	21.14%	(7.23%)	13.63%
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	8.54%	18.03%	0.46%	6.63%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	12.48%	17.42%	(5.74%)